Warrant liabilities (Q1) (Details)		3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 05, 2022 day $ / shares shares	Mar. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 day $ / shares shares
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)		0
Warrants outstanding (in shares)		17,916,609	17,916,609	17,916,609
Number of warrants into which each warrant was converted (in shares)	1
Warrants, exercise price, prior to exchange ratio (in usd per share) | $ / shares	$ 11.5		$ 11.5	$ 11.5
Exchange ratio	1.4541326
Warrants, exercise price (in usd per share) | $ / shares	$ 7.91		7.91	7.91
Warrants, redemption price (in usd per share) | $ / shares	$ 0.1		$ 0.1	$ 0.1
Warrants, redemption notice period	30 days			30 days
Warrants, redemption share price threshold trading days | day	20			20
Warrants, redemption share price threshold consecutive trading days	30 days			30 days
Sale of stock, price (in usd per share) | $ / shares	$ 10
Reference value (in usd per share) | $ / shares	$ 18			$ 18
Public Warrants
Class of Warrant or Right [Line Items]
Merger, warrants assumed (in shares)	10,000,000
Warrants exercised (in shares)			83,391
Private Warrants
Class of Warrant or Right [Line Items]
Merger, warrants assumed (in shares)	8,000,000